Accounts Payable (Tables)	12 Months Ended
Sep. 30, 2016
Accounts Payable/Other Payables and Accruals [Abstract]
Schedule of accounts payable
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Payable to third-party suppliers	$1,277	$2,067
	$1,277	$2,067